Cadre Institutional Investors Trust
                               905 Marconi Avenue
                           Ronkonkoma, New York 11779
                                (1-800-221-4524)


                                February 6, 2004


VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

         Re:  Cadre Institutional Investors Trust - Registration on Form N-1A
               (1933 Act File No. 33-94206; 1940 Act File No. 811-9064)


Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the above-named Trust hereby certifies that the definitive forms of prospectuses and the definitive statement of additional information dated January 31, 2004, that would have been filed under paragraph (c) of Rule 497, each do not differ from those contained in the most recent registration statement for the Trust, which was electronically filed under Rule 485 (b) as Post-Effective Amendment No. 12 on January 29, 2004.

         No fees are required in connection with this filing.


                                          Sincerely,

                                          Cadre Institutional Investors Trust

                                          By:      /S/  ANNE G. GILL
                                                   -----------------
                                          Name:    Anne G. Gill
                                          Title:   Secretary



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